Other Long-Term Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Long-Term Assets
Deposit for land use rights		¥ 1,873,553
Prepayment for investments		57,000	¥ 40,503
Others		5,754
Total	$ 298,914	¥ 1,936,307	¥ 40,503